Fees Summary	Nov. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 482,600,000.00
Previously Paid Amount	0.00
Total Fee Amount	66,647.06
Total Offset Amount	0.00
Net Fee	$ 66,647.06